Share-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation	$ 112.0
Weighted average period of recognition of unvested share-based compensation (in years)	2 years
Share-Based Compensation Expense	73.8	73.9	70.3
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for issuance under the Plan	30,000,000
Shares available for future grant under the Plan	31,034,922
Stock options under the Plan, the 2002 Plan, and the 1992 Plan | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option maximum term (in years)	10 years
Options vest and become exercisable after the date of grant (in years)	4 years
Stock options under the Plan, the 2002 Plan, and the 1992 Plan | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair value for options to purchase common stock on the date the options are granted	100.00%
Options vest and become exercisable after the date of grant (in years)	1 year
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units granted	296,650	198,552
Stock units weighted average grant date fair value	$ 49.07	$ 43.65
performance based units vesting period	3 years
Aggregate intrinsic value of options granted	30.6	10.0
Vesting term of units granted	2.7	3.1
Performance Stock Units | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	125.00%
Performance Stock Units | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	0.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting description	The stock units granted in 2013 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date.
Number of stock units granted	1,181,321	988,421	995,176
Stock units weighted average grant date fair value	$ 52.82	$ 43.72	$ 50.79
Fair value of stock and stock units vested	47.0	21.6	7.1
Restricted Stock Units | Third Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Restricted Stock Units | Fourth Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Non Employee Directors, Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total value of stock awards granted	1.1	0.9	1.1
Number of stock units granted	20,599	20,148	22,188
Share-Based Compensation Expense	$ 1.1	$ 0.9	$ 1.1